Statements of Operations (Financial income (expenses), net) (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Income Statement Related Disclosures [Abstract]
Interest income		$ 11,838	$ 2,488	$ 8,648
Amortization of issuance costs of convertible notes		(547)	(547)	(1,094)
Other, net	[1]	(427)	(1,081)	(864)
Financial income (expenses), net		10,864	860	6,690
Foreign currency expense		$ (172)	$ 871	$ (351)

[1]	Including foreign currency expense resulting from transactions not denominated in U.S. Dollars